Related Party Transaction - Schedule of Rent Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Office and warehouse	$ 40,000	$ 155,306
Corporate office	18,000	18,000
Total Rental Expense	$ 58,000	$ 173,306